INVESTMENTS AVAILABLE-FOR-SALE (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities held by the group

	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	4,921	30,000	70,000
Gross unrealized loss	-	-	-
Fair market value	4,921	30,000	70,000
Total investments available-for-sale	4,921	30,000	70,000